Schedule of financial instruments by fair value hierarchy (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	₨ 1,059,129	₨ 2,813,507
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	3,665,248	4,989,861
Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	1,059,129	2,813,507
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value
At fair value [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	1,059,129	2,813,507
Borrowings short term and long term [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	640,160	2,396,493
Borrowings short term and long term [member] | Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value
Borrowings short term and long term [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	640,160	2,396,493
Borrowings short term and long term [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value
Borrowings short term and long term [member] | At fair value [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	640,160	2,396,493
Other liabilities [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	418,969	417,014
Other liabilities [member] | Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value
Other liabilities [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	418,969	417,014
Other liabilities [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value
Other liabilities [member] | At fair value [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	418,969	417,014
Assets For Which Fair Value Is Disclosed [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	2,925,121	709,687
Assets For Which Fair Value Is Disclosed [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Assets For Which Fair Value Is Disclosed [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	2,925,121	709,687
Assets For Which Fair Value Is Disclosed [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Assets For Which Fair Value Is Disclosed [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	2,925,121	709,687
Assets For Which Fair Value Is Disclosed [Member] | Term deposits [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	2,757,824	587,375
Assets For Which Fair Value Is Disclosed [Member] | Term deposits [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Assets For Which Fair Value Is Disclosed [Member] | Term deposits [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	2,757,824	587,375
Assets For Which Fair Value Is Disclosed [Member] | Term deposits [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Assets For Which Fair Value Is Disclosed [Member] | Term deposits [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	2,757,824	587,375
Assets For Which Fair Value Is Disclosed [Member] | Other financial assets [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	167,297	122,312
Assets For Which Fair Value Is Disclosed [Member] | Other financial assets [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Assets For Which Fair Value Is Disclosed [Member] | Other financial assets [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	167,297	122,312
Assets For Which Fair Value Is Disclosed [Member] | Other financial assets [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Assets For Which Fair Value Is Disclosed [Member] | Other financial assets [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	₨ 167,297	₨ 122,312